Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 540	€ 1,384	€ 214
Increase	2,221	350	1,476
Decrease	(398)	(1,194)	(305)
Lease liabilities at end of period	€ 2,363	€ 540	€ 1,384